Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Functional currency
a.	Functional currency:

A majority of the Company’s revenues are indexed to United States dollars (“dollar” or “U.S. dollars”). In addition, a substantial portion of the Company’s costs are indexed to the dollar. The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Use of estimates
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during reported periods. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Cash equivalents
c.	Cash equivalents:
Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits
d.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost, which approximate market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Long-term bank deposits are stated at cost, which approximates market values.

Trade receivables, net
e.	Trade receivables, net:

Trade receivable consists of invoiced amounts and unbilled receivables, net of allowance for credit losses. Unbilled receivables represent revenue recognized for which the Company expects to invoice subsequent to the period end. The allowance for credit losses is based on the Company’s assessment of the collectability of accounts.

The Company regularly assesses collectability based on a combination of factors, including an assessment of the current customer’s aging balance, and the nature and size of the customer, the financial condition of the customer. Trade receivable deemed uncollectible are charged against the allowance for credit losses when identified. The consolidated financial statements include an allowance for credit losses for which collection of the receivable is not probable in the total amount of $886,420 and $810,336 as of December 31, 2025 and 2024, respectively. In determining the adequacy of the allowance, consideration is given to each trade receivable’s historical experience, the age of the trade receivable, adjusted to take into account current market conditions and information available about specific debtors, including their financial condition, current payment patterns, the volume of their operations, and evaluation of the security received from them or their guarantors. Payment terms between the Company and its customers are typically up to 150 days, and vary by the type of customer, country of sale and the products or services offered.

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled nil in 2025 and 2024 and $78,485 in 2023 and have been included in cost of revenues in the Company’s statements of operations.

Cost is determined as follows:

Raw materials and components - using the “first-in, first-out” method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs, calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC No. 330-10-35, “Inventory”. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Property, plant and equipment, net
g.	Property, plant and equipment, net:

Property, plant and equipment is comprised of the below and stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

%

Computers, software and manufacturing equipment	33
Office furniture and equipment	6 - 15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment of long-lived assets
h.	Impairment of long-lived assets:

Property and equipment and right-of-use asset for leases are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the assets (asset group). If such assets (asset group) are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset group) exceeds the fair value of the assets (asset group). During 2025, 2024 and 2023, no impairment losses were recorded.

Leases
i.	Leases:

The Company adopted ASC 842, Leases (“ASC 842”) on January 1, 2022, using a modified retrospective basis and applied the practical expedients related to the transition. The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement.

The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate the lease is considered unless it is reasonably certain that the Company will not exercise the option.

Revenue recognition
j.	Revenue recognition:

The Company generates revenues from sales of products manufactured based on the Company’s technology. The Company develops, designs and manufactures both standard and customizable high-end digital Video & Audio products. The Company’s products include proprietary software (firmware) embedded into the tangible products and is not sold separately. The Company only sells its products to end customers with no right of return.

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. In accordance with ASC 606, the entity performs the following five steps:

(1)	Identify the contract(s) with a customer,
(2)	Identify the performance obligations in the contract,
(3)	Determine the transaction price,
(4)	Allocate the transaction price to the performance obligations in the contract, and
(5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

Identifying the contract with a customer:

The Company accounts for a contract with a customer when it has approval and commitment from both parties, the rights of the parties and payment terms are identified and agreed upon, the contract has commercial substance and collectability of consideration is probable.

Identifying the performance obligations in the contract:

The Company’s contracts generally include a single performance obligation which is the delivery of the product to the customer.

In certain cases, the Company customizes its products based on its customers’ requirements (Proof of Concept (“POC”) transactions). In these transactions, the Company has determined that the development or the customization and the delivery of these products are not distinct within the context of the contract.

In addition, the Company also enters into several transactions in which it provides professional services.

Determining the transaction price:

Revenue is measured based on the consideration specified in the contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties (such as sales tax). The Company has elected to apply the practical expedient for financing component for transactions in which the difference between the payment date and the revenue recognition timing is up to 12 months.

Allocation of the transaction price to the performance obligations in the contract

In contracts that contain a single performance obligation, the entire transaction price is allocated to the single performance obligation.

Recognize revenue when (or as) the entity satisfies a performance obligation:

The Company recognizes revenue when it satisfies a performance obligation by transferring control over its product to a customer based on the shipment terms. In most cases, control is transferred upon shipment.

As for the POC transactions, the Company analyzed the criteria in ASC 606 to determine whether control over products sold under the contracts is transferred over time. Mainly, whether the Company’s performance does not create an asset with an alternative use to the Company, and if it has an enforceable right to payment for performance completed to date. Revenues from professional services are generally recognized ratably over the contract term since the professional services have a consistent pattern of transfer to the customer.

The Company elected to not disclose information about the remaining performance obligations that have original expected durations of one year or less.

Warrant classification
k.	Warrant classification:

The Company accounts for equity-linked instruments (i.e., warrants) as either equity-classified or liability-classified instruments based on an assessment of the instrument’s specific terms and applicable authoritative guidance. The assessment considers whether the instruments are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification under ASC 815-40, including whether the instruments are indexed to the Company’s own ordinary share and whether the conditions for equity classification are met. This assessment, which requires the use of professional judgment, is conducted at the time of issuance and as of each subsequent reporting period end date while the instruments are outstanding.

Instruments that meet all the criteria for equity classification are required to be recorded as a component of additional paid-in capital. Instruments that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value at each balance sheet date thereafter. Changes in the estimated fair value are recognized in financial income (expenses) in the statements of operations.

Warranty reserve
l.	Warranty reserve:

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time revenues are recognized based on the Company’s historical experience. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Balance at the beginning of the year	$15,000	$40,311	$25,049

Cost incurred	(9,825)	(9,331)	(15,334)
Expense (income) recognized	9,825	(15,980)	30,596

Balance at the end of the year	$15,000	$15,000	$40,311

Shipping and handling fees and costs
m.	Shipping and handling fees and costs:

Shipping and handling fees charged to the Company’s customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues in the statements of operations.

Research, development costs
n.	Research, development costs:

Research and development costs, which consist mainly of labor costs, materials and subcontractor costs, are charged to operations as incurred.

According to ASC Topic 350, Intangibles - Goodwill and Other, software that is part of a product or process to be sold to a customer shall be accounted for under ASC subtopic 985-20. The Company’s products contain embedded software which is an integral part of these products because it allows the various components of the products to communicate with each other and the products are clearly unable to function without this coding. Based on the Company’s product development process, the Company does not incur material costs after the point in time at which the product as a whole reaches technological feasibility. Therefore, research and development costs are charged to the statement of operations as incurred.

Government grants
o.	Government grants:

The Company received non-royalty-bearing and royalty-bearing grants from the Israel Innovation Authority (“IIA”) for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses, net.

Research and development grants deducted from research and development expenses, net amounted to $56,758, $307,962 and $259,473 for the years ended December 31, 2025, 2024 and 2023, respectively.

Basic and diluted net loss per share
p.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each period. Diluted net loss per share is computed based on the weighted average number of Ordinary Shares outstanding during each period, plus potential dilutive Ordinary Shares considered outstanding during the period, if any, in accordance with ASC No. 260, “Earnings Per Share”.

The total number of Ordinary Shares related to outstanding share options excluded from the calculation of diluted loss per share as they would have been anti-dilutive was 5,804,044, 5,895,983 and 5,685,694 for the years ended December 31, 2025, 2024 and 2023, respectively.

Fair value of financial instruments
q.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs that are supported by little or no market activity.

The Company, in estimating fair value for financial instruments, determined that the carrying amounts of cash and cash equivalents, short-term deposits, trade receivables, restricted deposits including deposits for employee benefits, trade payables and liabilities from related parties are equivalent to, or approximate their fair value due to the short-term maturity of these instruments. The Company’s convertible promissory notes were measured at fair value using Level 3 unobservable inputs, see Note 12b.

Segments
r.	Segments:

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying consolidated financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

Income taxes
s.	Income taxes:

The Company accounts for taxes on income in accordance with ASC Topic 740, Income Taxes, which prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than not likely to be realized upon ultimate settlement.

The Company accounts for interest and penalties as a component of income tax expense. There were no uncertain tax positions as of December 31, 2025 or 2024.

Severance pay
t.	Severance pay:

Effective July 1, 2022, the Company’s agreements with employees, are subject to Section 14 of the Severance Pay Law, 1963. Up to July 1, 2022, the liability of the Company for severance pay for employees, was calculated pursuant to Israeli severance pay law based on the most recent salary of each employee multiplied by the number of years of employment for these employee as of June 30, 2022. The Company’s liability for the period until June 30, 2022, is fully provided for by monthly deposits with severance pay funds, insurance policies and an accrual. The deposited funds include profits and losses accumulated up to June 30, 2022. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements. The value of these policies is recorded as an asset on the Company’s balance sheets.

Effective July 1, 2022, the Company’s agreements with new employees in Israel are subject to Section 14 of the Severance Pay Law, 1963, and effective July 1, 2022, also with existing employees. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay, and no additional payments are made by the Company to the employee. Furthermore, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from any obligation to employees once the required deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $134,233, $139,137 and $81,212, respectively.

Concentrations of credit or business risk
u.	Concentrations of credit or business risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents, bank deposits, trade receivables and trade payables.

Cash equivalents and bank deposits are invested mainly in NIS and U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

Most of the Company’s trade receivables are derived from sales to large and financially secure organizations. In determining the adequacy of the allowance, management bases its opinion, inter alia, on the estimated risks, current market conditions and in reliance on available information with respect to the debtor’s financial position. For a discussion of the Company’s major customers see Note 10b.

The Company acquires certain component parts for its products from market leading suppliers that are single source manufacturers. In order to mitigate the risk and as a redundant solution, the Company designs similar products based on component parts from different suppliers.

Commitments and contingencies
v.	Commitments and contingencies:

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Gain contingencies are recognized when they are realized or when all related contingencies have been resolved.

Share-based compensation
w.	Share-based compensation:

The Company applies ASC 718, Share-based Payment (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the awards is recognized as an expense over the requisite service periods in the Company’s statements of operations.

The Company measures the compensation cost related to the options awarded on the grant date and recognizes the cost on a straight-line method over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. The Company accounts for forfeitures as they occur.

Fair value of the equity instrument issued to a non-employee is measured as of the grant date. The fair value of the awards is recognized over the vesting period, which coincides with the period that the counter-party is providing services to the Company.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024

Risk-free interest rate (a)	3.88%	3.84%-3.88%
Expected option term (years) (b)	3.88	3.88-5
Expected share price volatility (c)	56.1%	56.1%-58.2%
Dividend yield (d)	-	-
Weighted average grant date fair value	$1.70	$0.48-0.79

These assumptions and estimates were determined as follows:

(a)	Risk-free interest rate: The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.
(b)	Expected term: The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
(c)	Expected volatility: As the Company has a short trading history for its Ordinary Shares, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
(d)	Expected dividend yield: The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Treasury shares
x.	Treasury shares:

During 2023, the Company repurchased 120,715 Ordinary Shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders’ equity. Treasury shares are not entitled to vote on any matters brought before the shareholders.

Cash and cash equivalents in statement of cash flows
y.	Cash and cash equivalents in statement of cash flows:

The following table provides a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents reported within the accompanying balance sheets that sum to the total of the same such amounts presented in the accompanying statements of cash flows:

	December 31,
	2025	2024

Cash and cash equivalents	$2,545,823	$2,294,679
Restricted deposits	47,271	40,553

Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$2,593,094	$2,335,232

Recently issued accounting pronouncements adopted
z.	Recently issued accounting pronouncements adopted:

As an “Emerging Growth Company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires entities, on an annual basis, to provide disclosure of specific categories in the effective tax rate reconciliation, as well as provide additional information for reconciling items that meet a quantitative threshold.  Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-09 during the year ended December 31, 2025, on a prospective basis. The adoption of this ASU affected only the Company’s disclosures to its consolidated financial statements (refer to Note 15).

Recently issued accounting pronouncements not yet adopted
aa.	Recently issued accounting pronouncements not yet adopted:

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure of disaggregated information about certain expense captions presented in the Statements of Operations as well as disclosure about selling expense. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact on its consolidated financial statements disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, including such assets acquired in a business combination. Under the practical expedient, an entity may assume that current conditions as of the balance sheet date will remain unchanged over the remaining life of these assets. This guidance is effective for the Company for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, on a prospective basis, early adoption of ASU 2025-05 is permitted. The Company is currently evaluating the impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) - Narrow-Scope Improvements. The ASU was updated to improve the navigability of the required interim disclosures within ASC No. 270 and to clarify when the guidance applies. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. The amendments in this ASU are required to be adopted for interim reporting periods beginning after December 15, 2027, with early adoption permitted, and may be applied either through a prospective or retrospective approach. The Company is currently evaluating the effect of adopting the ASU on its condensed financial statement disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduced two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statement.

Reclassification
ab.	Reclassification:
Certain amounts in prior periods in the consolidated statements of cash flows have been reclassified to conform with current period presentation.